UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                              ---------
  This Amendment (Check only one.):         [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        JGD Management Corp.
Address:     767 Fifth Avenue
             17th Floor
             New York, NY 10153

Form 13F File Number: 28-05440
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adam J. Semler
Title:       Chief Financial Officer
Phone:       (212) 300-1300

Signature, Place, and Date of Signing:

   /s/ Adam J. Semler           New York, New York         February 17, 2009
-------------------------  ----------------------------    -----------------
     [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------

Form 13F Information Table Entry Total:             59
                                            --------------------

Form 13F Information Table Value Total:          $858,083      (thousands)
                                            --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13 INFORMATION TABLE

          COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
ACTIVISION BLIZZARD INC            COMMON       00507V109      907     105,000  SH           SOLE              105,000
AK STEEL HOLDING CORP              COMMON       001547108   70,385   7,551,990  SH           SOLE            7,551,990
AMERICAN EAGLE OUTFITTERS          COMMON       02553E106   20,605   2,201,400  SH           SOLE            2,201,400
ASSURANT INC                       COMMON       04621X108   48,041   1,601,380  SH           SOLE            1,601,380
CHEMTURA CORP                      COMMON       163893100    9,347   6,676,580  SH           SOLE            6,676,580
CROWN CORK & SEAL INC              COMMON       228368106    1,344      70,000  SH           SOLE               70,000
DANA HOLDING CORP                  COMMON       235825205       33      44,993  SH           SOLE               44,993
EASYLINK SERVICES INTERNATIONAL    COMMON       277858106      824     614,679  SH           SOLE              614,679
EXXON MOBIL CORP                   COMMON       30231G102      391       4,899  SH           SOLE                4,899
FRESENIUS KABI PHARMA-CVR          COMMON       35802M115      157     447,580  SH           SOLE              447,580
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104   16,149   5,176,050  SH           SOLE            5,176,050
LIMITED INC                        COMMON       532716107   21,887   2,180,000  SH           SOLE            2,180,000
LORILLARD INC                      COMMON       544147101    2,385      42,320  SH           SOLE               42,320
MARTIN MARIETTA MATERIALS          COMMON       573284106   19,170     197,470  SH           SOLE              197,470
MCGRAW HILL COS INC                COMMON       580645109    3,710     160,000  SH           SOLE              160,000
METLIFE INC                        COMMON       59156R108      872      25,000  SH           SOLE               25,000
MOODY'S CORP                       COMMON       615369105    1,507      75,000  SH           SOLE               75,000
NALCO HOLDING CO                   COMMON       62985Q101    1,182     102,400  SH           SOLE              102,400
NAVISTAR INTERNATIONAL CORP        COMMON       63934E108   34,849   1,630,000  SH           SOLE            1,630,000
NUCOR CORP                         COMMON       670346105   49,949   1,081,143  SH           SOLE            1,081,143
PRINCIPAL FINANCIAL GROUP          COMMON       74251V102   24,883   1,102,463  SH           SOLE            1,102,463
PRUDENTIAL FINL INC                COMMON       744320102   35,302   1,166,625  SH           SOLE            1,166,625
QAD INC                            COMMON       74727D108    8,855   2,113,315  SH           SOLE            2,113,315
QUALCOMM INC                       COMMON       747525103    2,813      78,509  SH           SOLE               78,509
SHIRE PHARMACEUTICALS              COMMON       82481R106   13,434     300,000  SH           SOLE              300,000
GRACE W R & CO-DEL NEW             COMMON       38388F108    2,501     418,900  SH           SOLE              418,900
WALTER INDUSTRIES INC NEW          COMMON       93317Q105   13,606     777,050  SH           SOLE              777,050
BERKLEY WR CORP                    COMMON       084423102   31,959   1,030,950  SH           SOLE            1,030,950
MACYS INC                          COMMON       55616P104   26,470   2,557,507  SH           SOLE            2,557,507
NORDSTROM INC                      COMMON       655664100    8,405     631,487  SH           SOLE              631,487
STARWOOD HOTEL & RESORTS           COMMON       85590A401   17,789     993,790  SH           SOLE              993,790
AMERICAN TOWER CORP                CL A         029912201   24,065     820,768  SH           SOLE              820,768
ARROWHEAD RESEARCH                 COMMON       042797100      478     519,030  SH           SOLE              519,030
GILAT SATELLITE NETWORKS LTD       COMMON       M51474118   19,143   8,121,651  SH           SOLE            8,121,651
RCN CORP                           COMMON       749361200   49,232   8,344,398  SH           SOLE            8,344,398
SUN AMERICAN BANCORP               COMMON       86664A202      483   1,305,700  SH           SOLE            1,305,700
GEN-PROBE INC                      COMMON       36866T103    5,798     135,338  SH           SOLE              135,338
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500   55,899   3,197,896  SH           SOLE            3,197,896
PEPSI BOTTLING GROUP INC           COMMON       713409100   27,856   1,237,500  SH           SOLE            1,237,500
HUNTSMAN CORP                      COMMON       447011107    7,318   2,127,388  SH           SOLE            2,127,388
UST INC                            COMMON       902911106   74,012   1,066,759  SH           SOLE            1,066,759
NATIONAL CITY CORP                 COMMON       635405103   48,073  25,027,808  SH           SOLE           25,027,808
SUN LIFE FINANCIAL INC             COMMON       866796105   23,656   1,013,000  SH           SOLE            1,013,000
MYLAN INC                          PFD CONV     628530206    4,613       7,000  SH           SOLE                7,000
AON CORP                           CALL         037389903      963       2,500  SH  CALL     SOLE                2,500
ASSURANT INC                       CALL         04621X908    6,373      10,000  SH  CALL     SOLE               10,000
CHUBB CORP                         CALL         171232901     1063       9,796  SH  CALL     SOLE                9,796
FREEPORT-MCMORAN COPPER & GO       CALL         35671D907       75      15,000  SH  CALL     SOLE               15,000
HESS CORP                          CALL         42809H907    2,224       8,237  SH  CALL     SOLE                8,237
LIBERTY MEDIA CORP NEW             CALL         53071M904    1,914       3,300  SH  CALL     SOLE                3,300
MARTIN MARIETTA MATLS INC          CALL         573284906      593       5,393  SH  CALL     SOLE                5,393
METLIFE INC                        CALL         59156R908    4,100       4,000  SH  CALL     SOLE                4,000
NII HOLDINGS INC                   CALL         62913F901    1,659      11,250  SH  CALL     SOLE               11,250
PRUDENTIAL FINL INC                CALL         744320902    5,540       8,950  SH  CALL     SOLE                8,950
TRAVELERS COMPANIES INC            CALL         89417E909    1,293       2,500  SH  CALL     SOLE                2,500
WELLS FARGO & CO NEW               PUT          949746951    1,416       9,133  SH   PUT     SOLE                9,133
MIRANT CORP NEW                *W EXP 01/03/201 60467R118      472     122,372  SH           SOLE              122,372
SUN AMERICAN BANCORP           *W EXP 05/13/200 86664A111        7     650,050  SH           SOLE              650,050
MIRANT CORP NEW                *W EXP 01/03/201 60467R126       53      12,480  SH           SOLE               12,480
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